Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2013			December 31, 2012
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting (1)
Cash flow hedges:
Interest rate contracts	$786.0	$81.0	$0.5	$1,000.0	$215.4	$—
Foreign exchange contracts	174.7	6.3	1.6	—	—	—
Fair value hedges:
Interest rate contracts	873.5	4.8	64.7	291.1	—	16.4
Derivatives: Non-qualifying for hedge accounting (1)
Interest rate contracts(2)	63,122.0	826.2	1,174.3	69,719.2	1,981.1	1,545.0
Foreign exchange contracts	1,281.7	17.8	43.3	1,985.8	11.3	95.0
Equity contracts	11,725.9	172.7	52.9	14,890.4	103.4	235.1
Credit contracts	3,221.0	40.5	14.5	3,106.0	63.3	52.7
Managed custody guarantees	N/A	—	—	N/A	—	—
Embedded derivatives:
Within fixed maturity investments	N/A	126.5	—	N/A	227.4	—
Within annuity products	N/A	—	2,645.6	N/A	—	3,571.7
Within reinsurance agreements	N/A	—	79.0	N/A	—	169.5
Total		$1,275.8	$4,076.4		$2,601.9	$5,685.4
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2) As of December 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $11.8 billion, $162.5 and $29.7, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.
N/A - Not Applicable

Offsetting Assets and Liabilities
Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$3,221.0	$40.5	$14.5
Equity contracts	4,513.5	170.7	32.0
Foreign exchange contracts	1,456.4	24.1	44.9
Interest rate contracts	64,734.1	912.0	1,239.5
		$1,147.3	$1,330.9

Counterparty netting(1)		(701.0)	(701.0)
Cash collateral netting(1)		(241.7)	(15.7)
Securities collateral netting(1)		(35.9)	(479.1)
Net receivables/payables		$168.7	$135.1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

	December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$3,106.0	$63.3	$52.7
Equity contracts	3,967.0	79.1	19.1
Foreign exchange contracts	1,985.8	11.3	95.0
Interest rate contracts	69,107.7	2,196.5	1,559.9
		$2,350.2	$1,726.7

Counterparty netting(1)		(1,126.9)	(1,126.9)
Cash collateral netting(1)		(943.4)	(85.7)
Securities collateral netting(1)		(68.6)	(395.6)
Net receivables/payables		$211.3	$118.5

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.4	$—	$—
Foreign exchange contracts	0.4	—	—
Fair value hedges:
Interest rate contracts	21.1	(10.0)	(57.2)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(1,058.5)	51.5	1,041.8
Foreign exchange contracts	75.7	10.9	(2.4)
Equity contracts	(2,217.2)	(1,801.9)	(559.0)
Credit contracts	25.2	37.1	(4.6)
Managed custody guarantees	0.2	1.1	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(107.5)	(15.7)	16.1
Within annuity products(2)	1,094.5	336.2	(1,946.2)
Within reinsurance agreements(3)	90.4	(32.2)	(68.1)
Total	$(2,075.3)	$(1,423.0)	$(1,578.5)

(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Policyholder benefits in the Consolidated Statements of Operations.